Debt (Schedule of Debt) (Details) - USD ($) $ / shares in Units, $ in Millions		Mar. 31, 2018	Mar. 31, 2017
Debt Instrument [Line Items]
Corporate debt		$ 2,520.0	$ 3,107.5
Convertible senior subordinated notes(2)	[1]	60.0	60.0
Capital lease obligations		50.5	57.7
Total debt		2,630.5	3,225.2
Unamortized discount and debt issuance costs, net of fair value adjustment on capital lease obligations		(73.1)	(100.3)
Total debt, net		2,557.4	3,124.9
Less current portion		(79.1)	(77.9)
Non-current portion of debt		$ 2,478.3	3,047.0
Coupon rate		5.875%
Revolving Credit Facility
Debt Instrument [Line Items]
Corporate debt		$ 0.0	0.0
Total debt		0.0
Convertible Senior Subordinated Notes
Debt Instrument [Line Items]
Less current portion		(79.1)	(77.9)
Non-current portion of debt		2,478.3	3,047.0
Term Loan A Facility | Term Loan
Debt Instrument [Line Items]
Corporate debt	[2]	750.0	987.5
Total debt		750.0
Term Loan B Facility | Term Loan
Debt Instrument [Line Items]
Corporate debt	[2]	1,250.0	1,600.0
Total debt		1,250.0
5.875% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Corporate debt		520.0	$ 520.0
Total debt		$ 520.0
Coupon rate		5.875%
April 2013 Notes | Convertible Senior Subordinated Notes
Debt Instrument [Line Items]
Total debt		$ 60.0
Coupon rate		1.25%
Class A Voting Common Shares | April 2013 Notes | Convertible Senior Subordinated Notes
Debt Instrument [Line Items]
Conversion price per share (in usd per share)		$ 29.09
Class B Non-Voting Common Shares | April 2013 Notes | Convertible Senior Subordinated Notes
Debt Instrument [Line Items]
Conversion price per share (in usd per share)		$ 29.08

[1]	Represents 1.25% convertible senior subordinated notes due April 2018 (the "April 2013 1.25% Notes"), which were convertible, at any time, into the number of common shares of the Company determined by the principal amount being converted divided by the conversion price, subject to adjustment in certain circumstances, including upon the issuance of dividends (conversion price of $29.09 per share of Class A voting shares and $29.08 per share of Class B non-voting shares at March 31, 2018). All of the April 2013 1.25% Notes were subsequently repaid in April 2018 (see Note 22).
[2]	As of March 31, 2017, amounts were outstanding under the Previous Term Loan A and Previous Term Loan B, as defined below under the "Debt Transactions" section.